Shareholder Fees	Jan. 07, 2026 USD ($)
Founder Class Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Investor Class Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0